Net Operating Revenue (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges		R$ 2,505,319	R$ 1,641,499	R$ 1,530,998
National Electric Energy Agency [Member] | Quotas [Member]
IfrsStatementLineItems [Line Items]
Resolutions	[1]	Quotas
Regulatory charges		R$ 2,321,875	1,534,490	1,531,713
National Electric Energy Agency [Member] | Covid Account [Member]
IfrsStatementLineItems [Line Items]
Resolutions	[2]	Covid Account
Regulatory charges		R$ 183,444	107,009
National Electric Energy Agency [Member] | Preliminary Injunctions [Member]
IfrsStatementLineItems [Line Items]
Resolutions		(-) Preliminary injunctions
Regulatory charges				(715)
National Electric Energy Agency One [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges		R$ 2,670,262	1,737,716	1,530,998
National Electric Energy Agency One [Member] | Covid Account [Member]
IfrsStatementLineItems [Line Items]
Resolutions	[2]	Covid Account
Regulatory charges		R$ 164,943	R$ 96,217

[1]	"CDE Uso": Resolution No. 3,034/2022 (may-dec/22), Resolution No. 3,004/2021 (jan-apr/22); Resolution No. 2,814/2020 and Aneel Technical Note No. 12/2021 (jan-feb/21); Resolution No. 2,834/2021 (mar-dec/21); Resolution No. 2.664/2019 (jan-dec/20).
[2]	"CDE Uso" e "CDE Energia" - Covid Account: Order No. 939/2021.